Earnings per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Table of Earnings Per Share
The calculation of the earnings per share is detailed below:

Accounts	December 31, 2023	December 31, 2022	December 31, 2021
Numerator:
Profit attributable to owners of the Bank	156,858,600	183,235,202	57,012,016
Profit attributable to owners of the Bank adjusted to reflect the effect of dilution	156,858,600	183,235,202	57,012,016
Denominator:
Weighted average of outstanding ordinary shares for the year	612,710,079	612,710,079	612,710,079
Weighted average of outstanding ordinary shares for the year adjusted to reflect the effect of dilution	612,710,079	612,710,079	612,710,079
Basic earnings per share (in pesos) (1)	256.0079	299.0569	93.0489
Diluted earnings per share (in pesos) (1)	256.0079	299.0569	93.0489

(1)	Since BBVA Argentina has not issued financial instruments with a dilutive effect on earnings per share, basic and diluted earnings per share are the same.